UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  1/31/14

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 3.6%
IT Services 3.6%
[a]Cognizant Technology Solutions Corp., A (United States)	20,000	$1,938,400
Mutual Funds (Cost $48,029,351) 96.7%
Diversified Financial Services 96.7%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	5,925,832	52,804,337
Total Investments (Cost $49,534,895) 100.3%		54,742,737
Other Assets, less Liabilities (0.3)%		(162,038)
Net Assets 100.0%		$54,580,699

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Rights/Units	Value
Common Stocks and Other Equity Interests 96.3%
Australia 2.1%
Amcor Ltd.	Containers & Packaging	11,781	$110,403
BHP Billiton Ltd.	Metals & Mining	3,643	116,571
Brambles Ltd.	Commercial Services & Supplies	9,590	75,605
Coca-Cola Amatil Ltd.	Beverages	4,319	44,178
Commonwealth Bank of Australia	Commercial Banks	816	53,000
Computershare Ltd.	IT Services	10,739	104,960
CSL Ltd.	Biotechnology	1,886	115,947
FlexiGroup Ltd.	Consumer Finance	8,140	28,846
Rio Tinto Ltd.	Metals & Mining	347	19,930
SAI Global Ltd.	Professional Services	6,327	20,761
Woolworths Ltd.	Food & Staples Retailing	2,398	71,487
WorleyParsons Ltd.	Energy Equipment & Services	1,835	26,413
			788,101
Belgium 0.8%
Anheuser-Busch InBev NV	Beverages	3,114	298,411

Brazil 0.9%
Ambev SA	Beverages	19,500	130,043
Arteris SA	Transportation Infrastructure	5,900	40,594
Cielo SA	IT Services	1,600	42,601
[a]Eneva SA	Independent Power Producers &
	Energy Traders	29,800	39,401
Estacio Participacoes SA	Diversified Consumer Services	4,900	37,999
Valid Solucoes E Servicos DE Seguranca EM Meios DE Pagamento E Identificacao SA	Commercial Services & Supplies	3,100	38,674
			329,312
Canada 4.1%
Agrium Inc.	Chemicals	350	30,529
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	250	18,452
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	1,100	28,703
Bank of Montreal	Commercial Banks	500	30,567
Bank of Nova Scotia	Commercial Banks	1,350	74,091
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	1,675	22,087
Brookfield Asset Management Inc., A	Real Estate Management &
	Development	1,850	70,291
Calfrac Well Services Ltd.	Energy Equipment & Services	525	14,062
Canadian Imperial Bank of Commerce	Commercial Banks	850	66,096
Canadian National Railway Co.	Road & Rail	1,575	84,331
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,700	55,766
Canadian Pacific Railway Ltd.	Road & Rail	940	142,391
Canadian Pacific Railway Ltd.	Road & Rail	75	11,374
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,275	33,372
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,550	65,102
Franco-Nevada Corp.	Metals & Mining	625	30,343
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	300	16,001
IGM Financial Inc.	Capital Markets	850	41,229
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	515	36,600
Major Drilling Group International Inc.	Metals & Mining	3,250	23,588
Manulife Financial Corp.	Insurance	1,300	23,996
Metro Inc., A	Food & Staples Retailing	775	44,559
Mullen Group Ltd.	Energy Equipment & Services	700	16,977
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	4,800	35,527
Potash Corp. of Saskatchewan Inc.	Chemicals	1,325	41,560
Power Corp. of Canada	Insurance	1,550	42,116
Power Financial Corp.	Insurance	1,350	41,617
Rogers Communications Inc., B	Wireless Telecommunication
	Services	1,050	44,186
Royal Bank of Canada	Commercial Banks	925	57,271
Saputo Inc.	Food Products	400	18,845
Savanna Energy Services Corp.	Energy Equipment & Services	4,750	33,621

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
SNC-Lavalin Group Inc., A	Construction & Engineering	1,425	59,148
Sun Life Financial Inc.	Insurance	400	13,197
The Toronto-Dominion Bank	Commercial Banks	625	27,037
Thomson Reuters Corp.	Media	2,225	80,302
TransCanada Corp.	Oil, Gas & Consumable Fuels	1,400	60,889
			1,535,823
Chile 0.2%
[a]db x-trackers MSCI Chile TRN Index UCITS ETF	Foreign Equity	17,663	59,012

China 1.4%
[a]Baidu Inc., ADR	Internet Software & Services	580	90,770
[a]China Huishan Dairy Holdings Co. Ltd.	Food Products	44,000	14,622
China Merchants Bank Co. Ltd., H	Commercial Banks	40,502	71,576
China Mobile Ltd.	Wireless Telecommunication
	Services	1,500	14,317
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	44,000	118,733
China Resources Gas Group Ltd.	Gas Utilities	8,000	24,834
China Resources Land Ltd.	Real Estate Management &
	Development	12,000	28,255
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	11,500	29,699
CNOOC Ltd.	Oil, Gas & Consumable Fuels	6,000	9,429
Dongfeng Motor Group Co. Ltd., H	Automobiles	28,000	41,331
Haitian International Holdings Ltd.	Machinery	4,000	8,728
Minth Group Ltd.	Auto Components	4,000	7,811
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	14,000	13,543
Tencent Holdings Ltd.	Internet Software & Services	600	41,965
			515,613
Egypt 0.1%
[a]Ezz Steel	Metals & Mining	13,373	32,464

France 3.1%
Euler Hermes SA	Insurance	3,971	487,386
Legrand SA	Electrical Equipment	6,840	363,344
[a]Lyxor UCITS ETF Eastern Europe (CECE NTR EUR) FC	Foreign Equity	4,066	96,738
Neopost SA	Office Electronics	1,661	140,913
Nexans SA	Electrical Equipment	1,603	75,272
			1,163,653
Germany 1.6%
GFK AG	Media	4,881	268,267
Takkt AG	Internet & Catalog Retail	16,732	314,814
			583,081
Hong Kong 1.0%
[b]AIA Group Ltd., 144A	Insurance	18,200	84,042
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	9,900	92,070
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	4,131	64,969
Sa Sa International Holdings Ltd.	Specialty Retail	16,000	15,313
Samsonite International SA	Textiles, Apparel & Luxury Goods	27,000	74,772
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,000	17,228
Techtronic Industries Co. Ltd.	Household Durables	10,000	25,954
			374,348
India 1.2%
[a,c]Franklin India Growth Fund, Class R6	Foreign Equity	54,833	463,336

Indonesia 0.3%
Astra International Tbk PT	Automobiles	13,500	7,104
Bank Central Asia Tbk PT	Commercial Banks	26,000	21,134
Bank Rakyat Indonesia Persero Tbk PT	Commercial Banks	39,300	26,795
Jasa Marga Persero Tbk PT	Transportation Infrastructure	20,800	8,816
Kalbe Farma Tbk PT	Pharmaceuticals	271,000	31,184
Mitra Adiperkasa Tbk PT	Multiline Retail	17,900	7,990

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

Surya Citra Media Tbk PT	Media	113,985	24,739
			127,762
Ireland 1.2%
C&C Group PLC	Beverages	50,514	286,149
DCC PLC	Industrial Conglomerates	3,590	163,337
			449,486
Italy 0.4%
Prysmian SpA	Electrical Equipment	6,787	166,053

Japan 5.8%
Coca-Cola West Company Ltd.	Beverages	3,148	62,174
[a]GungHo Online Entertainment Inc.	Software	9,440	59,869
Hitachi Ltd.	Electronic Equipment, Instruments
	& Components	11,341	87,909
INPEX Corp.	Oil, Gas & Consumable Fuels	1,993	23,797
ITOCHU Corp.	Trading Companies & Distributors	9,953	123,225
Japan Exchange Group Inc.	Diversified Financial Services	1,253	30,928
KDDI Corp.	Wireless Telecommunication
	Services	753	42,044
Keyence Corp.	Electronic Equipment, Instruments
	& Components	200	83,210
[a]Mazda Motor Corp.	Automobiles	14,717	72,163
Mitsubishi Corp.	Trading Companies & Distributors	6,101	113,631
Mitsubishi Estate Co. Ltd.	Real Estate Management &
	Development	3,827	95,324
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	17,346	105,765
Nippon Steel Sumitomo Metal	Metals & Mining	21,209	65,386
Nomura Holdings Inc.	Capital Markets	9,657	68,523
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,866	74,914
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,236	69,714
SoftBank Corp.	Wireless Telecommunication
	Services	1,014	75,056
Sumitomo Mitsui Financial Group Inc.	Commercial Banks	2,072	97,826
T&D Holdings Inc.	Insurance	3,708	45,908
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,897	135,897
[a]The Tokyo Electric Power Co. Inc.	Electric Utilities	11,195	51,496
Toto Ltd.	Building Products	11,877	190,869
Toyota Industries Corp.	Auto Components	2,829	131,379
Toyota Motor Corp.	Automobiles	3,220	186,629
Yokohama Rubber Co. Ltd.	Auto Components	8,030	72,618
			2,166,254
Kuwait 0.2%
Agility Public Warehousing Co. KSC	Air Freight & Logistics	14,522	32,852
Kuwait Projects Co. Holding KSC	Diversified Financial Services	19,616	45,762
			78,614
Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	20,500	40,928

Malaysia 0.3%
Malayan Banking Bhd.	Commercial Banks	5,646	16,247
Nestle (Malaysia) Bhd.	Food Products	3,400	68,640
Public Bank Bhd., fgn.	Commercial Banks	3,500	19,976
			104,863
Mexico 0.6%
[a]db x-trackers MSCI Mexico TRN Index UCITS ETF	Foreign Equity	36,788	205,553

Netherlands 3.1%
Boskalis Westminster NV	Construction & Engineering	7,859	377,354
Fugro NV, IDR	Energy Equipment & Services	6,923	362,431

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

Reed Elsevier NV	Media	20,149	415,520
			1,155,305
Norway 1.2%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	16,647	429,721

Oman 0.1%
Bank Muscat SAOG	Commercial Banks	25,578	43,314

Qatar 0.4%
Doha Bank QSC	Commercial Banks	1,777	31,231
Gulf International Services QSC	Energy Equipment & Services	2,022	41,922
Industries Qatar QSC	Industrial Conglomerates	806	39,796
Qatar National Bank	Commercial Banks	790	40,025
			152,974
Russia 0.6%
[a]db x-trackers MSCI Russia Capped Index ETF	Foreign Equity	7,968	217,526

Singapore 0.7%
Ezion Holdings Ltd.	Energy Equipment & Services	24,000	42,296
Global Logistic Properties Ltd.	Real Estate Management &
	Development	21,000	46,221
OSIM International Ltd.	Specialty Retail	19,000	35,271
Parkson Retail Asia Ltd.	Multiline Retail	2,000	1,457
[b]Parkson Retail Asia Ltd., 144A	Multiline Retail	9,000	6,556
Singapore Exchange Ltd.	Diversified Financial Services	13,000	69,750
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	17,811
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	21,000	58,064
			277,426
South Africa 0.5%
[a]iShares MSCI South Africa UCITS ETF	Foreign Equity	2,424	70,478
[a]Lyxor ETF South Africa FTSE JSE Top 40 EUR	Foreign Equity	3,193	119,185
			189,663
South Korea 1.7%
E-Mart Co. Ltd.	Food & Staples Retailing	108	25,968
GS Engineering & Construction Corp.	Construction & Engineering	1,660	51,659
Hana Financial Group Inc.	Commercial Banks	1,460	55,224
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	970	27,898
Hyundai Mobis	Auto Components	94	26,949
Hyundai Motor Co.	Automobiles	439	95,204
Hyundai Wia Corp.	Auto Components	165	24,644
[a,b]Interpark INT Corp., 144A	Internet Software & Services	1,200	8,545
Kia Motors Corp.	Automobiles	860	42,948
[a]Korea Electric Power Corp.	Electric Utilities	710	23,178
Korea Gas Corp.	Gas Utilities	404	24,883
Kyungchang Industrial Co. Ltd.	Auto Components	2,086	18,539
LG Chem Ltd.	Chemicals	86	20,679
S&T Dynamics Co. Ltd.	Auto Components	1,680	18,644
Samsung Electro-Mechanics Co.	Electronic Equipment, Instruments
	& Components	685	42,254
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	117	138,499
			645,715
Spain 1.0%
[a]Mediaset Espana Comunicacion SA	Media	29,229	360,599

Sri Lanka 0.1%
Nestle Lanka PLC	Food Products	1,070	17,678

Sweden 0.4%
JM AB	Household Durables	5,210	139,518

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

Switzerland 1.9%
[a]Dufry AG	Specialty Retail	2,079	326,338
Roche Holding AG	Pharmaceuticals	1,354	372,348
			698,686
Taiwan 2.0%
CHIPBOND Technology Corp.	Semiconductors & Semiconductor
	Equipment	35,000	54,516
Chroma Ate Inc.	Electronic Equipment, Instruments
	& Components	25,000	53,569
Epistar Corp.	Semiconductors & Semiconductor
	Equipment	34,000	75,095
GeoVision Inc.	Electronic Equipment, Instruments
	& Components	13,000	76,067
[a]Green Seal Holding Ltd.	Food & Staples Retailing	6,000	31,845
Mega Financial Holding Co. Ltd.	Commercial Banks	72,165	58,165
ScinoPharm Taiwan Ltd.	Pharmaceuticals	8,000	22,416
Taiwan Acceptance Corp.	Consumer Finance	20,000	49,448
Taiwan Hon Chuan Enterprise Co. Ltd.	Containers & Packaging	26,000	54,511
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	35,570	123,120
Tong Hsing Electronic Industries Ltd.	Electronic Equipment, Instruments
	& Components	13,000	66,639
[a]Yuanta Financial Holding Co. Ltd.	Capital Markets	74,000	41,104
Yulon Motor Co. Ltd.	Automobiles	20,000	34,350
			740,845
Thailand 0.5%
AP Thailand PCL, fgn.	Real Estate Management &
	Development	109,000	14,324
Bangkok Bank PCL, fgn.	Commercial Banks	3,320	17,241
BEC World PCL, fgn.	Media	11,000	15,572
CP ALL PCL, fgn.	Food & Staples Retailing	5,100	6,061
Kasikornbank PCL, fgn.	Commercial Banks	12,700	65,375
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	3,400	28,415
The Siam Cement PCL, fgn.	Construction Materials	2,300	27,997
Siam Commercial Bank PCL, fgn.	Commercial Banks	4,790	21,611
			196,596
United Arab Emirates 0.2%
Dubai Islamic Bank	Commercial Banks	25,239	40,817
Emaar Properties PJSC	Real Estate Management &
	Development	20,354	44,332
			85,149
United Kingdom 8.2%
The Berkeley Group Holdings PLC	Household Durables	9,802	416,721
[a]Carpetright PLC	Specialty Retail	7,331	64,810
Cineworld Group PLC	Media	46,260	269,412
[a]Cineworld Group PLC rts., 2/13/14	Media	10,867	21,885
Clarkson PLC	Marine	7,259	237,721
De La Rue PLC	Commercial Services & Supplies	9,729	124,837
Diageo PLC	Beverages	2,858	84,609
Dignity PLC	Diversified Consumer Services	9,573	235,362
Hiscox Ltd.	Insurance	37,954	398,245
Imperial Tobacco Group PLC	Tobacco	10,766	393,544
International Personal Finance PLC	Consumer Finance	37,677	287,995
Reckitt Benckiser Group PLC	Household Products	1,692	126,885
Savills PLC	Real Estate Management &
	Development	38,362	393,697
			3,055,723
United States 48.3%
Abbott Laboratories	Health Care Equipment & Supplies	4,660	170,836
[a]Actavis PLC	Pharmaceuticals	2,000	377,960
Aflac Inc.	Insurance	2,600	163,228
Airgas Inc.	Chemicals	150	15,486

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
[a]Amazon.com Inc.	Internet & Catalog Retail	900	322,821
American Tower Corp.	Real Estate Investment Trusts
	(REITs)	1,700	137,496
Amgen Inc.	Biotechnology	1,200	142,740
Anadarko Petroleum Corp.	Oil, Gas & Consumable Fuels	1,620	130,718
[a]ANSYS Inc.	Software	1,700	133,501
Apple Inc.	Computers & Peripherals	950	475,570
[a]Biogen Idec Inc.	Biotechnology	1,120	350,157
The Boeing Co.	Aerospace & Defense	1,520	190,395
BorgWarner Inc.	Auto Components	3,140	168,618
Bristol-Myers Squibb Co.	Pharmaceuticals	5,430	271,337
[a]Celgene Corp.	Biotechnology	1,780	270,435
[a]Cerner Corp.	Health Care Technology	3,050	173,515
[a]Chart Industries Inc.	Machinery	2,000	170,880
[a]Charter Communications Inc., A	Media	1,240	169,880
[a]Cognizant Technology Solutions Corp., A	IT Services	240	23,261
Cummins Inc.	Machinery	400	50,792
Cytec Industries Inc.	Chemicals	3,000	269,910
Danaher Corp.	Industrial Conglomerates	2,700	200,853
[a]DaVita HealthCare Partners Inc.	Health Care Providers & Services	2,380	154,533
Discover Financial Services	Consumer Finance	4,300	230,695
[a]Discovery Communications Inc., C	Media	2,230	164,396
[a]Dollar General Corp.	Multiline Retail	1,430	80,538
[a]eBay Inc.	Internet Software & Services	2,190	116,508
Ecolab Inc.	Chemicals	3,900	392,106
[a]Facebook Inc., A	Internet Software & Services	6,000	375,420
Fastenal Co.	Trading Companies & Distributors	1,900	83,467
[a]Gilead Sciences Inc.	Biotechnology	6,800	548,420
[a]Google Inc., A	Internet Software & Services	540	637,724
Hilton Worldwide Holdings Inc.	Hotels, Restaurants & Leisure	1,520	32,908
[a]HomeAway Inc.	Internet & Catalog Retail	2,670	109,096
Honeywell International Inc.	Aerospace & Defense	2,400	218,952
[a]Hub Group Inc., A	Air Freight & Logistics	3,000	124,350
[a]Illumina Inc.	Life Sciences Tools & Services	1,710	259,920
IntercontinentalExchange Group Inc.	Diversified Financial Services	1,100	229,669
[a]Jacobs Engineering Group Inc.	Construction & Engineering	2,300	139,633
Kansas City Southern	Road & Rail	1,400	147,826
[a]LinkedIn Corp., A	Internet Software & Services	840	180,776
[a]Lyxor ETF MSCI World Energy TR-USD	Foreign Equity	426	148,297
[a]Lyxor ETF S&P 500 Capped Financials	Foreign Equity	372	55,726
MasterCard Inc., A	IT Services	6,400	484,352
McKesson Corp.	Health Care Providers & Services	1,050	183,131
Mead Johnson Nutrition Co., A	Food Products	1,670	128,406
Microchip Technology Inc.	Semiconductors & Semiconductor
	Equipment	5,480	245,833
[a]Monster Beverage Corp.	Beverages	1,620	109,998
National Oilwell Varco Inc.	Energy Equipment & Services	1,120	84,011
[a]NetSuite Inc.	Software	1,900	199,842
Nielsen Holdings NV	Professional Services	2,090	88,386
NIKE Inc., B	Textiles, Apparel & Luxury Goods	1,900	138,415
Noble Energy Inc.	Oil, Gas & Consumable Fuels	2,380	148,345
Oceaneering International Inc.	Energy Equipment & Services	840	57,246
Pall Corp.	Machinery	2,380	190,638
PepsiCo Inc.	Beverages	1,620	130,183
Praxair Inc.	Chemicals	1,400	174,608
Precision Castparts Corp.	Aerospace & Defense	1,240	315,890
[a]Priceline.com Inc.	Internet & Catalog Retail	240	274,774
QUALCOMM Inc.	Communications Equipment	3,900	289,458
[a]Quintiles Transnational Holdings Inc.	Life Sciences Tools & Services	2,280	108,596
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	710	111,392
Resmed Inc., CDI	Health Care Equipment & Supplies	12,400	54,576
Rockwell Automation Inc.	Electrical Equipment	760	87,278
Roper Industries Inc.	Electrical Equipment	1,710	234,680
Ross Stores Inc.	Specialty Retail	1,710	116,126
[a]Salesforce.com Inc.	Software	4,400	266,332

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
SanDisk Corp.	Computers & Peripherals	1,500	104,325
[a]SBA Communications Corp.	Wireless Telecommunication
	Services	1,520	140,980
Schlumberger Ltd.	Energy Equipment & Services	2,570	225,055
[a]ServiceNow Inc.	Software	3,140	199,170
[a]Signature Bank/New York NY	Commercial Banks	3,000	366,180
[a]Sirius XM Holdings Inc.	Media	61,860	221,459
[a]Source Markets PLC - Financials S&P US Select Source ETF	Foreign Equity	926	104,777
Starbucks Corp.	Hotels, Restaurants & Leisure	2,380	169,266
[a]Stericycle Inc.	Commercial Services & Supplies	2,090	244,655
T. Rowe Price Group Inc.	Capital Markets	3,050	239,242
Tractor Supply Co.	Specialty Retail	2,380	158,294
[a]Trimble Navigation Ltd.	Electronic Equipment, Instruments
	& Components	4,280	138,372
[a]TripAdvisor Inc.	Internet & Catalog Retail	1,050	81,050
Twenty-First Century Fox Inc., A	Media	5,520	175,646
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	1,620	175,138
Union Pacific Corp.	Road & Rail	1,330	231,739
[a]United Rentals Inc.	Trading Companies & Distributors	3,520	284,909
Visa Inc., A	IT Services	1,850	398,545
The Walt Disney Co.	Media	3,900	283,179
Wells Fargo & Co.	Commercial Banks	4,570	207,204
Whole Foods Market Inc.	Food & Staples Retailing	4,000	209,040
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	1,050	228,291
Xilinx Inc.	Semiconductors & Semiconductor
	Equipment	4,760	220,959
[a]Yahoo! Inc.	Internet Software & Services	4,000	144,080
			17,985,400
Total Common Stocks and Other Equity Interests (Cost $28,062,400)			35,874,505
Participatory Notes 0.7%
Saudi Arabia 0.7%
HSBC Bank PLC,
Abdullah A.M. Al-khodari Sons Co., 2/12/16	Construction & Engineering	3,926	34,440
Al Rajhi Bank, 8/13/14	Commercial Banks	1,798	34,398
Banque Saudi Fransi, 2/23/15	Commercial Banks	3,861	35,517
[a] Dar Al Arkan Real Estate Development Co., 8/10/15	Real Estate Management &
	Development	12,883	34,351
National Industrialization Co., 8/13/14	Industrial Conglomerates	4,013	32,422
[b] Samba Financial Group, 144A, 8/13/14	Commercial Banks	2,568	36,633
[b] Saudi Basic Industries Corp., 144A, 8/04/14	Chemicals	1,156	34,368
Merrill Lynch International & Co. CV, Al Tayyar Travel Group, 6/10/15	Hotels, Restaurants & Leisure	1,206	34,408
Total Participatory Notes (Cost $247,749)			276,537
Preferred Stocks 1.3%
Brazil 1.1%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	5,600	29,245
Cia de Saneamento do Parana, pfd.	Water Utilities	8,100	18,633
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	43,832	152,968
Suzano Papel e Celulose SA, pfd., A	Paper & Forest Products	26,600	104,958
Vale SA, pfd., A	Metals & Mining	8,200	101,960
			407,764
South Korea 0.2%
	Semiconductors & Semiconductor
Samsung Electronics Co. Ltd., pfd.	Equipment	87	76,838

Total Preferred Stocks (Cost $524,439)			484,602

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $28,834,588)		36,635,644

Short Term Investments (Cost $550,000) 1.5%
	Principal Amount
U.S. Government and Agency Securities 1.5%
United States 1.5%
[d]FHLB, 2/03/14	$550,000	550,000
Total Investments (Cost $29,384,588) 99.8%		37,185,644
Other Assets, less Liabilities 0.2%		88,948
Net Assets 100.0%		$37,274,592

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.
January 31, 2014, the aggregate value of these securities was $170,144, representing 0.46% of net assets.
c The Franklin India Growth Fund is managed by the Fund's investment manager.
d The security is traded on a discount basis with no stated coupon rate.

At January 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	BKF	Sell	153,838,405	$1,478,647	6/24/14	$	- $	(28,288)
Net unrealized appreciation (depreciation)								$(28,288)

ABBREVIATIONS

Counterparty

BKF - Deutsche Bank AG

Selected Portfolio

ADR - American Depositary Receipt
CDI - Clearing House Electronic Subregister System Depositary Interest
ETF - Exchange Traded Fund
FHLB - Federal Home Loan Bank
IDR - International Depositary Receipt

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Common Stocks 95.2%
Bahamas 1.9%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	70,143	$3,437,708

Brazil 2.6%
Companhia de Saneamento de Minas Gerais	Water Utilities	107,100	1,396,957
Diagnosticos da America SA	Health Care Providers & Services	545,600	3,360,391
			4,757,348
Canada 8.2%
AGF Management Ltd.	Capital Markets	148,800	1,523,686
Enerflex Ltd.	Energy Equipment & Services	164,100	2,284,694
Ensign Energy Services Inc.	Energy Equipment & Services	298,900	4,416,514
HudBay Minerals Inc.	Metals & Mining	640,530	5,086,037
Trican Well Service Ltd.	Energy Equipment & Services	146,700	1,680,073
			14,991,004
Cayman Islands 0.9%
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	733,000	1,720,241

China 7.8%
China Medical System Holdings Ltd.	Pharmaceuticals	1,984,000	2,283,353
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	1,654,000	1,619,146
Haier Electronics Group Co. Ltd.	Household Durables	1,294,000	3,750,193
MIE Holdings Corp.	Oil, Gas & Consumable Fuels	9,224,000	1,639,590
Minth Group Ltd.	Auto Components	1,796,000	3,507,053
Yingde Gases	Chemicals	1,805,500	1,590,708
			14,390,043
Finland 1.8%
Amer Sports OYJ	Leisure Equipment & Products	159,140	3,288,286

Germany 7.8%
[a]Deutsche Wohnen AG	Real Estate Management &
	Development	110,262	2,004,690
DMG MORI SEIKI AG	Machinery	107,100	3,465,383
Gerresheimer AG	Life Sciences Tools & Services	59,030	3,968,893
Leoni AG	Auto Components	27,910	2,167,519
[a]MorphoSys AG	Life Sciences Tools & Services	16,110	1,411,475
Rational AG	Machinery	4,180	1,287,104
			14,305,064
Hong Kong 8.0%
Luk Fook Holdings (International) Ltd.	Specialty Retail	54,000	174,932
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	3,184,000	2,710,887
Samsonite International SA	Textiles, Apparel & Luxury Goods	1,290,600	3,574,102
Techtronic Industries Co. Ltd.	Household Durables	1,794,090	4,656,462
Value Partners Group Ltd.	Capital Markets	2,979,700	1,938,210
VTech Holdings Ltd.	Communications Equipment	129,600	1,570,838
			14,625,431
India 1.3%
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	738,061	2,306,551

Indonesia 1.1%
[b]Sakari Resources Ltd.	Metals & Mining	1,342,000	1,971,007

Italy 4.6%
Amplifon SpA	Health Care Providers & Services	493,204	2,658,175
Marr SpA	Food & Staples Retailing	126,626	2,001,622

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

[a]Sorin SpA	Health Care Equipment & Supplies	1,299,393	3,806,552
			8,466,349
Japan 9.0%
Asahi Co. Ltd.	Specialty Retail	79,700	1,086,588
Asics Corp.	Textiles, Apparel & Luxury Goods	229,200	4,008,616
[a]Iida Group Holdings Co. Ltd.	Household Durables	272,866	4,839,082
Keihin Corp.	Auto Components	147,200	2,218,625
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	74,379	4,062,000
Seria Co. Ltd.	Multiline Retail	7,800	323,680
			16,538,591
Netherlands 2.9%
Aalberts Industries NV	Machinery	83,407	2,610,451
Arcadis NV	Construction & Engineering	77,330	2,764,963
			5,375,414
Philippines 2.4%
Energy Development Corp.	Independent Power Producers &
	Energy Traders	11,811,100	1,366,573
Metropolitan Bank & Trust Co.	Commercial Banks	533,700	893,911
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	18,543,400	2,125,084
			4,385,568
Portugal 0.9%
[a,c]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	177,689	1,632,071

Russia 1.1%
[a,d]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	114,260	1,931,565

Singapore 3.1%
CSE Global Ltd.	IT Services	2,295,000	1,132,490
Ezion Holdings Ltd.	Energy Equipment & Services	1,402,800	2,472,233
First Resources Ltd.	Food Products	1,312,000	2,045,022
			5,649,745
South Korea 2.8%
[a]BS Financial Group Inc.	Commercial Banks	182,615	2,676,797
Daum Communication Corp.	Internet Software & Services	33,095	2,448,512
			5,125,309
Spain 1.1%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	3,860	1,952,316

Sweden 1.3%
[a,b]D Carnegie & Co. AB	Capital Markets	228	—
Oriflame Cosmetics SA, SDR	Personal Products	85,320	2,355,111
			2,355,111
Switzerland 0.8%
Tecan Group AG	Life Sciences Tools & Services	14,240	1,562,936

Taiwan 2.4%
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	2,406,000	4,378,151

Turkey 0.8%
Aygaz AS	Gas Utilities	450,975	1,516,084

United Kingdom 20.6%
[a]African Minerals Ltd.	Metals & Mining	1,713,872	4,747,665
APR Energy PLC	Diversified Financial Services	308,100	4,262,336
Dignity PLC	Diversified Consumer Services	97,981	2,408,963
Homeserve PLC	Commercial Services & Supplies	889,640	4,775,285
[a]Just Retirement Group PLC	Insurance	172,260	704,803
[a,c]Just Retirement Group PLC, 144A	Insurance	939,600	3,844,378
Laird PLC	Electronic Equipment, Instruments
	& Components	724,141	3,851,823

Franklin Templeton International Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Man Group PLC	Capital Markets	1,253,573	1,684,249
Micro Focus International PLC	Software	169,920	2,091,622
[a]Ophir Energy PLC	Oil, Gas & Consumable Fuels	315,714	1,449,142
[a,c]Royal Mail PLC, 144A	Air Freight & Logistics	189,400	1,859,679
SIG PLC	Trading Companies & Distributors	707,670	2,282,028
[a]Vectura Group PLC	Pharmaceuticals	1,434,850	3,777,178
			37,739,151
Total Common Stocks (Cost $155,171,174)			174,401,044
Preferred Stocks (Cost $1,809,209) 0.9%
Germany 0.9%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	13,700	1,668,552
Total Investments (Cost $156,980,383) 96.1%			176,069,596
Other Assets, less Liabilities 3.9%			7,236,476
Net Assets 100.0%			$183,306,072

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the aggregate value of these securities was $1,971,007, representing 1.08% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $7,336,128, representing 4.00% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the aggregate value of this security was $1,931,565, representing 1.05% of net assets.

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds, three of which are included in this report (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a “master fund/feeder fund” structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the India Growth Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund’s Statement of Investments. At January 31, 2014, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The India Growth Fund’s investment in the Portfolio shares is valued at the Portfolio’s net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin World Perspectives Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin World Perspectives Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Templeton
		Franklin	Foreign
		World	Smaller
	Franklin India	Perspectives	Companies
	Growth Fund*	Fund	Fund

Cost of investments	$50,628,691	$29,845,720	$157,768,234

Unrealized appreciation	$8,986,696	$8,233,256	$36,872,345
Unrealized depreciation	(6,440,172)	(893,332)	(18,570,983)
Net unrealized appreciation (depreciation)	$2,546,524	$7,339,924	$18,301,362

*Includes the holdings of the Portfolio.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin India Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,938,400	$-	$-		$1,938,400
Mutual Funds	52,804,337	-	-		52,804,337
Total Investments in Securities	$54,742,737	$-	$-		$54,742,737

Franklin World Perspectives Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$36,359,107	$-	$-		$36,359,107
Participatory Notes	-	276,537	-		276,537
Short Term Investments	-	550,000	-		550,000
Total Investments in Securities	$36,359,107	$826,537	$-		$37,185,644

Liabilities:
Forward Exchange Contracts	-	28,288	-		28,288

Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$-	$-	$1,971,007		$1,971,007
All Other Equity Investments[a,b]	174,098,589	-	-	c	174,098,589
Total Investments in Securities	$174,098,589	$-	$1,971,007		$176,069,596

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at January 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the three months ended January 31, 2014, is as follows:

Net Change in
Unrealized
Appreciation
	Balance at		Transfers Into					(Depreciation) on
	Beginning of	Purchases	(Out of) Level	Cost Basis	Net Realized Gain	Net Unrealized Gain	Balance at End of	Assets Held at
	Period	(Sales)	3	Adjustments	(Loss)	(Loss)	Period	Period End
Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$ 2,025,748	$ -	$ -	$ -	$ -	$ (54,741)	$ 1,971,007	$ (54,741)
Sweden	-	a	-		-	-	- a	-
Total	$ 2,025,748	$ -	$ -	$ -	$ -	$ (54,741)	$ 1,971,007	$ (54,741)

[a]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2014, are as follows:

					Impact to Fair
	Fair Value at End				Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$1,971,007	Market approach	Offer price	1.88 SGD Increase
			Discount for lack of
		Market comparables	marketability	0-10%	Decrease[b]
All Other Investments[c]	-
Total	$1,971,007

a Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Represents a significant impact to fair value and net assets.
c Includes securities determined to have no value.

Abbreviations List
SGD - Singapore Dollar

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, January 31, 2014 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 97.0%
India 97.0%
Auto Components 3.2%
Balkrishna Industries Ltd.	81,269	$422,648
Bosch Ltd.	4,864	694,915
Exide Industries Ltd.	356,000	574,166
		1,691,729
Automobiles 3.9%
Bajaj Auto Ltd.	23,692	719,170
Mahindra & Mahindra Ltd.	73,790	1,048,198
Tata Motors Ltd., A	113,000	314,925
		2,082,293
Chemicals 3.7%
Asian Paints Ltd.	170,000	1,280,729
Pidilite Industries Ltd.	145,000	648,724
		1,929,453
Commercial Banks 16.2%
Axis Bank Ltd.	36,000	642,958
HDFC Bank Ltd.	360,000	3,611,773
ICICI Bank Ltd.	104,000	1,640,010
IndusInd Bank Ltd.	245,000	1,500,056
Yes Bank Ltd.	239,000	1,174,125
		8,568,922
Construction & Engineering 2.2%
Larsen & Toubro Ltd.	74,000	1,163,270
Construction Materials 1.6%
Grasim Industries Ltd.	16,000	656,961
Ramco Cements Ltd.	69,300	179,317
		836,278
Consumer Finance 0.6%
Shriram Transport Finance Co. Ltd.	30,000	299,473
Diversified Financial Services 3.9%
Credit Analysis and Research Ltd.	40,000	451,368
Crisil Ltd.	38,500	676,583
Kotak Mahindra Bank Ltd.	91,000	953,696
		2,081,647
Food Products 1.4%
Nestle India Ltd.	9,500	764,471
Independent Power Producers & Energy Traders 1.0%
NTPC Ltd.	268,000	540,404
IT Services 18.1%
HCL Technologies Ltd.	72,000	1,682,354
Infosys Ltd.	89,500	5,281,978
Tata Consultancy Services Ltd.	36,000	1,284,250
Wipro Ltd.	140,000	1,284,087
		9,532,669
Machinery 1.6%
Cummins India Ltd.	123,000	854,633
Media 1.6%
Jagran Prakashan Ltd.	423,933	602,575
[a]TV18 Broadcast Ltd.	800,000	257,797
		860,372
Metals & Mining 0.6%
Hindalco Industries Ltd.	182,000	318,068

Quarterly Statement of Investments | See Notes to Statements of Investments.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, January 31, 2014 (unaudited) (continued)
Oil, Gas & Consumable Fuels 12.5%
Bharat Petroleum Corp. Ltd.	100,500	582,943
Coal India Ltd.	166,000	655,420
Great Eastern Shipping Co. Ltd.	135,000	633,920
Gujarat Mineral Development Corp. Ltd.	410,000	746,614
Oil & Natural Gas Corp. Ltd.	339,000	1,489,902
Reliance Industries Ltd.	189,200	2,507,726
		6,616,525
Personal Products 2.2%
[a,b]Marico Kaya Enterprises Ltd.	6,800	8,924
Marico Ltd.	340,000	1,163,165
		1,172,089
Pharmaceuticals 9.5%
Cadila Healthcare Ltd.	72,000	940,474
Dr. Reddy's Laboratories Ltd.	54,910	2,283,646
Pfizer Ltd.	31,305	523,498
Torrent Pharmaceuticals Ltd.	151,000	1,295,008
		5,042,626
Textiles, Apparel & Luxury Goods 1.1%
Titan Co. Ltd.	158,778	561,175
Thrifts & Mortgage Finance 1.6%
Housing Development Finance Corp. Ltd.	64,000	824,950
Transportation Infrastructure 1.5%
[a]Gujarat Pipavav Port Ltd.	780,000	768,988
Wireless Telecommunication Services 9.0%
Bharti Airtel Ltd.	810,000	4,072,290
Idea Cellular Ltd.	286,000	654,490
		4,726,780
Total Common Stocks (Cost $47,469,524)		51,236,815
Other Assets, less Liabilities 3.0%		1,567,522
Net Assets 100.0%		$52,804,337

a Non-income producing.
b See Note 3 regarding restricted securities.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund’s (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2014, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. RESTRICTED SECURITIES

At January 31, 2014, the Portfolio held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
6,800	Marico Kaya Enterprises Ltd. (Value is 0.02% of Net Assets)	11/1/2013	$3,983	$8,924

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Portfolio's assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Personal Products	$1,163,165		$-	$8,924	$1,172,089
All Other Equity Investments [a]	50,064,726		-	-	50,064,726
Total Investments in Securities	$51,227,891		$-	$8,924	$51,236,815

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  March 27, 2014